Segment Information (Details) - Schedule of Geographic Regions - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Geographic Regions [Line Items]
Revenue	$ 704,161	$ 759,169	$ 758,212
Satellites, property and other equipment	1,260,298	1,364,084
Intangible assets	692,756	756,878
Other long-term assets	40,926	47,977
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	324,226	330,533	330,832
Satellites, property and other equipment	782,639	784,261
Intangible assets	650,528	698,336
Other long-term assets	40,926	47,977
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	245,328	289,946	292,474
Satellites, property and other equipment	18,035	36,612
Intangible assets	25,999	40,647
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	50,651	45,082	38,266
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	48,664	57,842	55,818
Intangible assets	11,963	12,754
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	35,292	35,766	$ 40,822
Satellites, property and other equipment	11,395	15,344
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	446,194	525,672
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	2,035	2,195
Intangible assets	$ 4,266	$ 5,141